Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Changes In AOCI By Component

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2016
	Net unrealized gain on securities	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$472,376	10,408	6,231	(65)	488,950
OCI before reclassifications	667,048	(29,614)	692	(42)	638,084
Amounts reclassified from AOCI	26,241	—	—	3	26,244

Net OCI	693,289	(29,614)	692	(39)	664,328

Ending balance	$1,165,665	(19,206)	6,923	(104)	1,153,278

	Year ended December 31, 2015
	Net unrealized gain on securities	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,765,606	1,475	10,240	(176)	1,777,145
OCI before reclassifications	(1,263,867)	8,933	(4,009)	95	(1,258,848)
Amounts reclassified from AOCI	(29,363)	—	—	16	(29,347)

Net OCI	(1,293,230)	8,933	(4,009)	111	(1,288,195)

Ending balance	$472,376	10,408	6,231	(65)	488,950

Reclassifications From AOCI

Reclassifications from AOCI, net of tax, consist of the following:

	Amount Reclassified from AOCI		Affected line item
	December 31,		in the Consolidated
AOCI	2016	2015	Statements of Operations
Net unrealized (loss) gain on securities:
Available-for-sale securities	$(40,370)	45,174	Realized investment (loss) gains, net
Income tax (benefit) expense	(14,129)	15,811	Income tax expense (benefit)

Total	(26,241)	29,363

Pension and other postretirement plan adjustments:
Amortization of actuarial losses	(5)	(25)	General and administrative expenses
Income tax benefit	(2)	(9)	Income tax expense (benefit)

Total	(3)	(16)

Total amounts reclassified from AOCI	$(26,244)	29,347	Net income